Derivative Instruments - Summary of Unrealized Gain (Loss) Recorded In and Reclassified From Accumulated Other Comprehensive Income (Details) - Derivatives designated as hedging instruments: - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Gain Recognized in Comprehensive Income (Effective Portion)	$ 9,875	$ 8,032	$ 5,629
Loss Reclassified from AOCI to Income (Effective Portion)	(7,584)	(10,660)	(10,660)
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain Recognized in Comprehensive Income (Effective Portion)	11,264	8,032	5,629
Interest rate swaps | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Loss Reclassified from AOCI to Income (Effective Portion)	(7,584)	(10,660)	(10,660)
Net investment cross currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain Recognized in Comprehensive Income (Effective Portion)	(1,389)	0	0
Loss Reclassified from AOCI to Income (Effective Portion)	$ 0	$ 0	$ 0